EARNINGS (LOSS) PER SHARE	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 6 - EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net loss per share of common stock for the three months and nine months ended September 30, 2021 and 2020:

	Three Months ended September 30,
	2021	2020
Net loss attributable to common stockholders (basic)	$(331,433)	$(329,866)

Shares used to compute net loss per common share, basic and diluted	209,650,048	98,736,959

Net loss per share attributable to common stockholders, basic and diluted	$(0.00)	$(0.00)

	Nine Months ended September 30,
	2021	2020
Net loss attributable to common stockholders (basic)	$(818,211)	$(1,504,004)

Shares used to compute net loss per common share, basic and diluted	188,036,903	99,156,375

Net loss per share attributable to common stockholders, basic and diluted	$(0.00)	$(0.02)

Basic net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted-average number of common shares and common share equivalents outstanding for the period. Common stock equivalents are only included when their effect is dilutive. The Company’s potentially dilutive securities which include stock options, convertible debt, convertible preferred stock and common stock warrants have been excluded from the computation of diluted net loss per share as they would be anti-dilutive. For all periods presented, there is no difference in the number of shares used to compute basic and diluted shares outstanding due to the Company’s net loss position.

The following outstanding common stock equivalents have been excluded from diluted net loss per common share for the nine months ended September 30, 2021 and 2020, respectively, because their inclusion would be anti-dilutive:

	As of September 30,
	2021	2020
Warrants to purchase common stock	2,868,397	2,868,397
Potentially issuable shares related to convertible notes payable	322,132,917	276,882,256
Potentially issuable vested shares to directors and officers	–	2,869,000
Potentially issuable unvested shares to officers	1,200,000	4,400,000
Potentially issuable vested shares to a consultant	150,000	–
Total anti-dilutive common stock equivalents	326,351,314	287,019,653